Stock-Based Compensation - Schedule of Unrecognized Stock-based Compensation Expense, Net of Estimated Forfeitures, by Type of Award and Weighted-average Recognition Period (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Feb. 20, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Expense, Net of Estimated Forfeitures	$ 61,566	$ 168,000
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Expense, Net of Estimated Forfeitures	$ 1,409,808
Weighted-average Recognition Period	2 years 7 months 10 days
Restricted stock and restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Expense, Net of Estimated Forfeitures	$ 2,442,289
Weighted-average Recognition Period	2 years 6 months 29 days